Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 3, 2013
Prospectus Date	rr_ProspectusDate	Jul 3, 2013
AdvisorShares Athena International Bear ETF (Prospectus Summary) | AdvisorShares Athena International Bear ETF | AdvisorShares Athena International Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGI

AdvisorShares Athena International Bear ETF (Prospectus Summary) | AdvisorShares Athena International Bear ETF
ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF (NYSE Arca Ticker: HDGI )
INVESTMENT OBJECTIVE
The AdvisorShares Athena International Bear ETF (the “Fund”) seeks capital appreciation through short sales of international equity securities.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AdvisorShares Athena International Bear ETF
MANAGEMENT FEES		1.35%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.76%
SHORT INTEREST EXPENSE		0.50%
OTHER EXPENSES		0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES		2.11%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[2]	0.11%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/AND OR EXPENSE REIMBURSEMENT		2.00%
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable to any plan in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.50% of the Fund's average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the "Board"). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
AdvisorShares Athena International Bear ETF	153	497

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.

PRINCIPAL INVESTMENT STRATEGIES

AthenaInvest Advisors, LLC (the “Sub-Advisor”) seeks to achieve the Fund's investment objective by short selling a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). The Fund may also invest in long or short positions in foreign exchange-traded equity securities of foreign domiciled companies, exchange-traded funds (“ETFs”) registered pursuant to the 1940 Act, exchange-traded notes (“ETNs”), and other exchange-traded products (“ETPs”). The Sub-Advisor may invest in the securities of issuers of any capitalization range.

On a day-to-day basis, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less for investment purposes and to cover its short positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

American Depositary Receipt (ADR) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Exchange-Traded Note (ETN) Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Exchange-Traded Vehicle Risk. The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicle's investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could decrease (or increase in the case of short positions). Lack of liquidity in an ETP, ETN, or ETF can result in its value being more volatile than the underlying portfolio investment. In addition, certain of the ETNs and other ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Foreign Investment Risk. The Fund's investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Issuer Risk. From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer's securities may appreciate in value.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Large-Capitalization Risk. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund's investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund's portfolio holdings.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Mid-Capitalization Risk. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Small-Capitalization Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments - large-cap stocks, for instance - the Fund's performance could be reduced.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
AdvisorShares Athena International Bear ETF (Prospectus Summary) | AdvisorShares Athena International Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF (NYSE Arca Ticker: HDGI )
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Athena International Bear ETF (the “Fund”) seeks capital appreciation through short sales of international equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, ���Other Expenses��� are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund���s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

AthenaInvest Advisors, LLC (the “Sub-Advisor”) seeks to achieve the Fund's investment objective by short selling a portfolio of U.S.-traded securities of non-U.S. organizations, most often American Depositary Receipts (“ADRs”). The Fund may also invest in long or short positions in foreign exchange-traded equity securities of foreign domiciled companies, exchange-traded funds (“ETFs”) registered pursuant to the 1940 Act, exchange-traded notes (“ETNs”), and other exchange-traded products (“ETPs”). The Sub-Advisor may invest in the securities of issuers of any capitalization range.

On a day-to-day basis, the Fund may hold U.S. government securities, short-term high quality fixed income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and cash equivalents with maturities of one year or less for investment purposes and to cover its short positions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares, including:

American Depositary Receipt (ADR) Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquid than the underlying securities in their primary trading market

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder's inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities in which the Fund holds short positions may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Exchange-Traded Note (ETN) Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally, are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Exchange-Traded Vehicle Risk. The Fund may invest in (or short) ETFs, ETNs and ETPs. Through its positions in ETFs, ETNs and ETPs, the Fund will be subject to the risks associated with such vehicle's investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held by an ETF, ETN or ETP could decrease (or increase in the case of short positions). Lack of liquidity in an ETP, ETN, or ETF can result in its value being more volatile than the underlying portfolio investment. In addition, certain of the ETNs and other ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Foreign Investment Risk. The Fund's investments in securities of foreign issuers, including ADRs, may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Issuer Risk. From time to time the Fund may have exposure via its short positions to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer's securities may appreciate in value.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Large-Capitalization Risk. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Liquidity Risk. Trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in listed securities is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. The Fund's investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the value of the Fund's portfolio holdings.

Market Risk. Due to market conditions, the value of the Fund's investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Mid-Capitalization Risk. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-sized companies could trail the returns on investments in stocks of larger or smaller companies.

Portfolio Turnover Risk. The Fund's investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security's price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Small-Capitalization Risk. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when small-cap stocks fall behind other types of investments - large-cap stocks, for instance - the Fund's performance could be reduced.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A comparison of the Fund���s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
AdvisorShares Athena International Bear ETF (Prospectus Summary) | AdvisorShares Athena International Bear ETF | AdvisorShares Athena International Bear ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	1.35%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_Component1OtherExpensesOverAssets	0.76%	[1]
SHORT INTEREST EXPENSE	rr_Component2OtherExpensesOverAssets	0.50%
OTHER EXPENSES	rr_Component3OtherExpensesOverAssets	0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	2.11%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER/AND OR EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	497

[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable to any plan in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, Acquired Fund Fees and Expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 1.50% of the Fund's average daily net assets for a year from the date of this Prospectus and for an indefinite period thereafter subject to annual approval by the AdvisorShares Trust Board of Trustees (the "Board"). The expense limitation agreement (i) may be terminated at any time by the Board and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Document Creation Date	dei_DocumentCreationDate	Jul 2, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 3, 2013
Prospectus Date	rr_ProspectusDate	Jul 3, 2013